May-11-04 15:04 From- T-651 P.003/003 F-066

Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

CERTNYS

1-16443

NYSE

04029119

RECD S.E.C.
MAY 11 2004
1086

May 11, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 03 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Goldman Sachs Capital I Capital Security Backed Series 2004-6 Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 11, 2004. Tentative listing date – May 13, 2004.

Sincerely,